Share Capital	6 Months Ended
Jun. 30, 2015
Share Capital
7. Share Capital

Share Repurchase Program

On May 1, 2015 the Company commenced a repurchase program under which the Company could acquire its outstanding ordinary shares (by way of redemption), in accordance with  Irish law, the United States securities laws and the Company’s constitutional documents through open market share acquisitions.

The repurchase program gave  a broker authority to acquire the Company’s ordinary shares from time to time on the open market in accordance with agreed terms and limitations. The acquisition of shares pursuant to the repurchase program was effected by way of redemption and cancellation of the shares, in accordance with the Constitution of the Company.

During the six months ended June 30, 2015, 882,419 ordinary shares were redeemed by the Company under the repurchase program for a total consideration of $57.9 million.   All ordinary shares that were redeemed under the repurchase program were cancelled in accordance with the Constitution of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.